Vanguard Consumer Discretionary Index Fund

Schedule of Investments (unaudited)
As of November 30, 2019

			Market
			Value
		Shares	($000)
Common Stocks (99.7%) 1
Auto Components (2.7%)
	Aptiv plc	274,484	25,769
	BorgWarner Inc.	222,945	9,375
	Gentex Corp.	275,383	7,821
	Lear Corp.	63,813	7,677
	Autoliv Inc.	89,481	7,312
	Goodyear Tire & Rubber Co.	255,253	4,082
	LCI Industries	27,964	2,977
*	Visteon Corp.	31,519	2,948
*	Fox Factory Holding Corp.	42,548	2,805
	Dana Inc.	161,548	2,738
*	Dorman Products Inc.	31,345	2,330
*	Adient plc	99,800	2,182
*,^	Veoneer Inc.	120,651	1,953
	Cooper Tire & Rubber Co.	58,491	1,686
*	Gentherm Inc.	39,102	1,636
*	American Axle & Manufacturing Holdings Inc.	135,674	1,338
*	Delphi Technologies plc	103,725	1,292
	Standard Motor Products Inc.	24,297	1,224
*	Garrett Motion Inc.	91,715	1,061
*	Stoneridge Inc.	34,586	1,042
	Tenneco Inc. Class A	65,752	815
*	Cooper-Standard Holdings Inc.	21,653	616
*	Motorcar Parts of America Inc.	27,798	542
*	Modine Manufacturing Co.	65,385	485
			91,706
Automobiles (4.0%)
	General Motors Co.	1,348,362	48,541
	Ford Motor Co.	4,126,438	37,385
*,^	Tesla Inc.	108,353	35,750
	Harley-Davidson Inc.	172,130	6,262
	Thor Industries Inc.	60,879	3,882
	Winnebago Industries Inc.	35,821	1,703
			133,523
Distributors (1.2%)
	Genuine Parts Co.	155,910	16,272
*	LKQ Corp.	336,781	11,882
	Pool Corp.	42,743	8,824
	Core-Mark Holding Co. Inc.	53,027	1,429
*	Funko Inc. Class A	26,470	378
			38,785
Diversified Consumer Services (1.8%)
*	Bright Horizons Family Solutions Inc.	62,361	9,387
	Service Corp. International	195,975	8,627
*	ServiceMaster Global Holdings Inc.	146,419	5,738
	H&R Block Inc.	220,688	5,380
*	Chegg Inc.	116,272	4,508
*	Grand Canyon Education Inc.	52,338	4,459
*	frontdoor Inc.	92,538	4,188

	Strategic Education Inc.	24,171	3,426
	Graham Holdings Co. Class B	4,815	3,041
*	WW International Inc.	53,263	2,306
*	Adtalem Global Education Inc.	63,543	2,143
*	Laureate Education Inc. Class A	111,065	1,927
*	Career Education Corp.	83,121	1,387
*	K12 Inc.	45,117	887
*	OneSpaWorld Holdings Ltd.	50,229	820
*	Houghton Mifflin Harcourt Co.	135,752	797
	Carriage Services Inc. Class A	24,532	590
*	American Public Education Inc.	23,357	578
*	Regis Corp.	35,478	572
			60,761
Hotels, Restaurants & Leisure (20.1%)
	McDonald's Corp.	806,029	156,757
	Starbucks Corp.	1,283,475	109,647
	Marriott International Inc. Class A	300,685	42,204
	Yum! Brands Inc.	325,084	32,726
	Hilton Worldwide Holdings Inc.	294,133	30,884
	Las Vegas Sands Corp.	370,423	23,244
*	Chipotle Mexican Grill Inc. Class A	27,934	22,736
	Royal Caribbean Cruises Ltd.	188,661	22,643
	Carnival Corp.	449,318	20,255
	MGM Resorts International	544,939	17,411
	Darden Restaurants Inc.	131,366	15,559
	Wynn Resorts Ltd.	103,840	12,549
*	Norwegian Cruise Line Holdings Ltd.	230,496	12,364
	Domino's Pizza Inc.	41,904	12,332
	Aramark	264,041	11,523
	Vail Resorts Inc.	43,087	10,456
*	Caesars Entertainment Corp.	580,906	7,575
	Dunkin' Brands Group Inc.	89,223	6,830
*	Planet Fitness Inc. Class A	91,738	6,781
	Wyndham Hotels & Resorts Inc.	105,607	6,118
	Churchill Downs Inc.	39,404	5,123
	Marriott Vacations Worldwide Corp.	41,632	5,114
	Wyndham Destinations Inc.	102,156	4,955
	Wendy's Co.	202,300	4,337
	Texas Roadhouse Inc. Class A	74,659	4,323
*,^	Eldorado Resorts Inc.	73,204	3,917
	Choice Hotels International Inc.	39,930	3,883
	Six Flags Entertainment Corp.	82,809	3,601
*	Hilton Grand Vacations Inc.	100,452	3,479
	Cracker Barrel Old Country Store Inc.	22,436	3,449
	Hyatt Hotels Corp. Class A	42,267	3,415
	Extended Stay America Inc.	208,797	3,082
*	Penn National Gaming Inc.	124,909	2,877
	Boyd Gaming Corp.	93,606	2,753
	Wingstop Inc.	32,598	2,608
	Bloomin' Brands Inc.	99,412	2,391
	Cheesecake Factory Inc.	48,765	2,127
	Jack in the Box Inc.	26,069	2,067
*	Shake Shack Inc. Class A	31,228	1,936
	Brinker International Inc.	42,879	1,921
	Red Rock Resorts Inc. Class A	81,084	1,897
*	SeaWorld Entertainment Inc.	63,130	1,848
	Dave & Buster's Entertainment Inc.	42,040	1,689

*	Scientific Games Corp.	60,643	1,659
	Dine Brands Global Inc.	19,514	1,617
	Papa John's International Inc.	24,511	1,551
*	Denny's Corp.	70,110	1,370
*	Everi Holdings Inc.	91,241	1,229
	BJ's Restaurants Inc.	25,631	1,055
	Ruth's Hospitality Group Inc.	37,330	872
	Twin River Worldwide Holdings Inc.	32,636	793
*	Monarch Casino & Resort Inc.	16,509	753
*	Chuy's Holdings Inc.	23,122	666
*	Playa Hotels & Resorts NV	79,162	624
*	El Pollo Loco Holdings Inc.	36,399	587
*	Golden Entertainment Inc.	30,515	553
*	Lindblad Expeditions Holdings Inc.	34,292	532
*	Red Robin Gourmet Burgers Inc.	17,687	482
*	PlayAGS Inc.	41,561	478
	BBX Capital Corp. Class A	93,848	430
*	Carrols Restaurant Group Inc.	53,548	424
*	Habit Restaurants Inc. Class A	37,348	397
*	Fiesta Restaurant Group Inc.	37,001	366
*	Del Taco Restaurants Inc.	45,703	342
*	Biglari Holdings Inc. Class B	2,144	242
*	Biglari Holdings Inc.	275	162
*	Target Hospitality Corp.	8,505	40
			670,610
Household Durables (4.9%)
	DR Horton Inc.	377,794	20,911
	Lennar Corp. Class A	304,597	18,169
	Garmin Ltd.	142,291	13,900
*	NVR Inc.	3,647	13,829
	PulteGroup Inc.	282,615	11,206
	Whirlpool Corp.	67,870	9,712
*	Mohawk Industries Inc.	66,216	9,229
	Newell Brands Inc.	432,630	8,315
	Leggett & Platt Inc.	142,261	7,443
	Toll Brothers Inc.	150,248	6,035
*	Helen of Troy Ltd.	27,393	4,422
*	Tempur Sealy International Inc.	51,093	4,337
*	TopBuild Corp.	37,898	4,179
	KB Home	86,937	3,006
*	Meritage Homes Corp.	40,339	2,684
*	Taylor Morrison Home Corp. Class A	113,115	2,627
*	TRI Pointe Group Inc.	159,568	2,486
	MDC Holdings Inc.	55,262	2,187
*	Cavco Industries Inc.	9,876	1,975
*	Skyline Champion Corp.	58,638	1,946
*	Installed Building Products Inc.	26,222	1,880
	La-Z-Boy Inc.	53,501	1,691
*	LGI Homes Inc.	22,262	1,609
*	M/I Homes Inc.	32,965	1,459
*,^	iRobot Corp.	31,982	1,393
*	Universal Electronics Inc.	17,174	955
*	Century Communities Inc.	31,445	896
*	William Lyon Homes Class A	41,231	861
*,^	GoPro Inc. Class A	156,809	634
*	Beazer Homes USA Inc.	40,984	628
	Ethan Allen Interiors Inc.	33,700	603

	Tupperware Brands Corp.	59,573	503
*	Green Brick Partners Inc.	39,595	452
	Hooker Furniture Corp.	18,709	445
*	Sonos Inc.	31,918	442
*	Lovesac Co.	13,684	209
*	Legacy Housing Corp.	2,684	43
			163,301
Internet & Direct Marketing Retail (28.5%)
*	Amazon.com Inc.	423,425	762,504
*	Booking Holdings Inc.	45,884	87,365
	eBay Inc.	879,533	31,241
*	MercadoLibre Inc.	45,891	26,643
	Expedia Group Inc.	149,267	15,174
*	Etsy Inc.	129,419	5,616
*,^	Wayfair Inc.	64,541	5,481
*	Grubhub Inc.	98,936	4,266
*	Qurate Retail Group Inc. QVC Group Class A	435,597	4,121
*	Stamps.com Inc.	19,229	1,678
*	Groupon Inc. Class A	531,489	1,541
*,^	Stitch Fix Inc. Class A	52,085	1,228
*	Quotient Technology Inc.	102,209	1,066
*	Shutterstock Inc.	24,344	1,012
	PetMed Express Inc.	29,110	665
*	1-800-Flowers.com Inc. Class A	35,177	474
*,^	Overstock.com Inc.	53,937	409
*	Duluth Holdings Inc.	35,142	324
*	Lands' End Inc.	23,355	275
*	Revolve Group Inc.	2,470	40
*	RealReal Inc.	2,128	37
*	Chewy Inc.	1,459	36
			951,196
Leisure Products (1.2%)
	Hasbro Inc.	137,031	13,936
	Polaris Inc.	62,966	6,152
	Brunswick Corp.	94,790	5,571
*,^	Mattel Inc.	377,924	4,422
	Callaway Golf Co.	101,604	2,111
	Acushnet Holdings Corp.	41,514	1,248
*,^	YETI Holdings Inc.	35,238	1,121
*	Malibu Boats Inc. Class A	26,335	1,041
	Sturm Ruger & Co. Inc.	21,792	993
*	American Outdoor Brands Corp.	79,177	692
*	Vista Outdoor Inc.	81,147	672
	Johnson Outdoors Inc. Class A	9,283	600
*	MasterCraft Boat Holdings Inc.	28,661	476
*	Peloton Interactive Inc. Class A	1,462	51
			39,086
Multiline Retail (4.7%)
	Target Corp.	543,493	67,942
	Dollar General Corp.	274,274	43,160
*	Dollar Tree Inc.	252,644	23,107
	Kohl's Corp.	175,437	8,247
	Macy's Inc.	334,913	5,131
	Nordstrom Inc.	118,421	4,520
*	Ollie's Bargain Outlet Holdings Inc.	62,046	4,058
	Big Lots Inc.	48,174	1,007

^	Dillard's Inc. Class A	13,859	995
*,^	JC Penney Co. Inc.	479,695	542
			158,709
Other (0.0%)2
*,§	Media General Inc. CVR	69,182	3

Specialty Retail (22.8%)
	Home Depot Inc.	1,164,781	256,846
	Lowe's Cos. Inc.	842,684	98,855
	TJX Cos. Inc.	1,286,077	78,618
	Ross Stores Inc.	390,192	45,321
*	O'Reilly Automotive Inc.	83,203	36,799
*	AutoZone Inc.	26,175	30,832
	Best Buy Co. Inc.	257,218	20,742
*	CarMax Inc.	177,474	17,261
*	Burlington Stores Inc.	70,999	15,975
	Tiffany & Co.	117,073	15,664
*	Ulta Beauty Inc.	59,295	13,867
	Tractor Supply Co.	129,169	12,199
	Advance Auto Parts Inc.	76,736	12,054
*	Five Below Inc.	60,246	7,453
	Williams-Sonoma Inc.	85,453	5,930
	Foot Locker Inc.	122,223	4,895
*	Carvana Co. Class A	51,265	4,887
	L Brands Inc.	254,280	4,867
	Aaron's Inc.	73,596	4,298
	Gap Inc.	247,625	4,113
*	Murphy USA Inc.	33,918	3,986
	Lithia Motors Inc. Class A	24,648	3,958
*	RH	18,301	3,762
*	Floor & Decor Holdings Inc. Class A	75,550	3,627
	Dick's Sporting Goods Inc.	74,726	3,423
*	AutoNation Inc.	59,304	3,030
	American Eagle Outfitters Inc.	180,994	2,709
	Monro Inc.	36,783	2,700
*	National Vision Holdings Inc.	87,533	2,643
*	Sally Beauty Holdings Inc.	136,443	2,515
*	Asbury Automotive Group Inc.	21,886	2,426
^	Bed Bath & Beyond Inc.	153,063	2,232
	Penske Automotive Group Inc.	42,855	2,164
	Group 1 Automotive Inc.	20,105	2,073
*	Urban Outfitters Inc.	76,356	1,959
*	Sleep Number Corp.	35,405	1,709
	Office Depot Inc.	660,999	1,474
	Rent-A-Center Inc.	54,068	1,407
	Children's Place Inc.	18,556	1,341
	Abercrombie & Fitch Co.	79,308	1,267
	Designer Brands Inc. Class A	76,499	1,262
	Guess? Inc.	60,781	1,170
	Signet Jewelers Ltd.	62,950	1,156
	Caleres Inc.	50,778	1,112
	Buckle Inc.	38,260	1,064
	Sonic Automotive Inc. Class A	28,795	943
*	Michaels Cos. Inc.	113,375	927
*	America's Car-Mart Inc.	8,156	891
*	Genesco Inc.	21,995	817
*	Zumiez Inc.	26,015	768

^	GameStop Corp. Class A		118,880	754
	Chico's FAS Inc.		156,547	747
*	Hibbett Sports Inc.		25,061	711
	Winmark Corp.		3,594	636
	Camping World Holdings Inc. Class A		50,791	612
	Cato Corp. Class A		31,925	608
	Shoe Carnival Inc.		16,470	585
*	Conn's Inc.		25,635	562
*	MarineMax Inc.		32,776	543
*	At Home Group Inc.		60,713	521
	Haverty Furniture Cos. Inc.		25,842	520
^	Tailored Brands Inc.		84,569	447
*	Express Inc.		110,315	434
*,^	Lumber Liquidators Holdings Inc.		43,759	390
*,^	Party City Holdco Inc.		82,523	159
*	Boot Barn Holdings Inc.		1,035	41
*	Ascena Retail Group Inc.		68,830	31
				760,292
Textiles, Apparel & Luxury Goods (7.8%)
	NIKE Inc. Class B		1,328,315	124,184
	VF Corp.		358,858	31,773
*	Lululemon Athletica Inc.		117,898	26,608
	Tapestry Inc.		312,332	8,399
	PVH Corp.		80,979	7,852
*	Capri Holdings Ltd.		164,005	6,091
	Ralph Lauren Corp. Class A		56,577	6,073
	Hanesbrands Inc.		391,699	5,903
*	Skechers U.S.A. Inc. Class A		145,954	5,870
*	Deckers Outdoor Corp.		31,798	5,348
	Carter's Inc.		49,418	5,105
	Steven Madden Ltd.		89,924	3,819
*	Under Armour Inc. Class C		220,271	3,811
*	Under Armour Inc. Class A		199,567	3,770
	Wolverine World Wide Inc.		98,637	3,166
	Columbia Sportswear Co.		33,912	3,137
*	Crocs Inc.		73,164	2,554
	Kontoor Brands Inc.		51,309	1,840
	Oxford Industries Inc.		19,964	1,486
*	G-III Apparel Group Ltd.		49,572	1,467
	Levi Strauss & Co. Class A		51,215	859
*	Unifi Inc.		20,533	500
	Movado Group Inc.		22,594	442
*	Fossil Group Inc.		58,393	437
*	Vera Bradley Inc.		38,795	428
	Culp Inc.		19,800	319
				261,241

Total Common Stocks (Cost $2,811,883)				3,329,213
		Coupon
Temporary Cash Investment (1.6%)1
3,4 Vanguard Market Liquidity Fund (Cost
	$52,537)	1.841%	525,337	52,544

Total Investments (101.3%) (Cost $2,864,420)	3,381,757

Other Assets and Liabilities-Net (-1.3%)4,5	(43,042)
Net Assets (100%)	3,338,715

* Non-income-producing security.
^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $41,831,000.
§ Security value determined using significant unobservable inputs.
1 The fund invests a portion of its cash reserves in equity markets through the use of swap contracts. After giving effect to swap investments, the fund’s effective common stock and temporary cash investment positions represent
100.0% and 1.3%, respectively, of net assets.
2 “Other” represents securities that are not classified by the fund's benchmark index.
3 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
4 Collateral of $43,510,000 was received for securities on loan.
5 Cash of $580,000 has been segregated as collateral for open over-the-counter swap contracts.
CVR—Contingent Value Rights.

Derivative Financial Instruments Outstanding as of Period End
Over-the-Counter Total Return Swaps
				Floating
				Interest
				Rate	Value and	Value and
			Notional	Received	Unrealized	Unrealized
	Termination		Amount	(Paid)[1]	Appreciation	(Depreciation)
Reference Entity	Date	Counterparty	($000)	(%)	($000)	($000)
Tesla Inc.	2/4/20	GSI	10,565	(1.733)	—	(672)
GSI—Goldman Sachs International.
1 Payment received/paid monthly.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.
Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.

B. Swap Contracts: The fund has entered into equity swap contracts to earn the total return on selected reference stocks in the fund's target index.
Under the terms of the swaps, the fund receives the total return on the referenced stock (i.e., receiving the increase or paying the decrease in

Consumer Discretionary Index Fund

value of the selected reference stock and receiving the equivalent of any dividends in respect of the selected referenced stock) over a specified period of time, applied to a notional amount that represents the value of a designated number of shares of the selected reference stock at the beginning of the equity swap contract. The fund also pays a floating rate that is based on short-term interest rates, applied to the notional amount.
At the same time, the fund generally invests an amount approximating the notional amount of the swap in high-quality temporary cash investments.

The notional amounts of swap contracts are not recorded in the Schedule of
Investments. Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded as unrealized appreciation (depreciation) until termination of the swap, at which time realized gain (loss) is recorded.

A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund's maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund's net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the
Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.

C. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the
Schedule of Investments.

Consumer Discretionary Index Fund

The following table summarizes the market value of the fund's investments and derivatives as of November 30, 2019, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	3,329,210	—	3
Temporary Cash Investments	52,544	—	—
Swap Contracts—Liabilities	—	(672)	—
Total	3,381,754	(672)	3